INTEREST IN SUBSIDIARIES	12 Months Ended
Jun. 30, 2020
Disclosure of subsidiaries [abstract]
Disclosure of subsidiaries [text block]

ACCOUNTING POLICIES

Significant subsidiaries of the Group are those subsidiaries with the most significant contribution to the Group's profit or loss or assets.

Ergo Mining Proprietary Limited and Far West Gold Recoveries Proprietary Limited are the only significant subsidiaries of the Group. They are both wholly owned subsidiaries and are incorporated in South Africa, are primarily involved in the retreatment of surface gold and all their operations are based in South Africa.